Cash in Escrow and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash in Escrow and Restricted Cash [Abstract]
Funds Held for Clients	$ 16,956	$ 11,617	$ 8,837
Cash and Securities Segregated under Other Regulations	20,735	15,416	15,002
Assets Held-in-trust	9,176	6,040	4,779
Replacement Reserve Escrow	8,572	8,134	3,855
Restricted Cash and Investments	942	1,104	1,515
Restricted Cash and Cash Equivalents	$ 56,381	$ 42,311	$ 33,988